SUBSEQUENT EVENTS - FINTECH MERGER (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 20, 2018	Jun. 30, 2018	Dec. 31, 2017
Fintech Merger [Abstract]
Common shares, outstanding (in shares)		10	10
Subsequent Event [Member]
Fintech Merger [Abstract]
Common shares, outstanding (in shares)	36,182,783
Warrants to purchase common stock (in shares)	8,959,999
Shares reserved for issuance (in shares)	3,371,389
Percentage of outstanding common stock owned	48.30%
Subsequent Event [Member] | Stock Option [Member] | 2018 Equity Compensation Plan [Member]
Fintech Merger [Abstract]
Options granted (in shares)	2,763,219
Subsequent Event [Member] | Restricted Stock Units [Member] | 2018 Equity Compensation Plan [Member]
Fintech Merger [Abstract]
Restricted stock units granted (in shares)	21,189
Subsequent Event [Member] | FinTech [Member]
Fintech Merger [Abstract]
Number of shares redeemed (in shares)	4,938,232
Common stock, redemption price per share (in dollars per share)	$ 10.086957
Common stock, redemption price	$ 49.8
Consideration paid in cash	$ 102.0
Consideration paid in equity (in shares)	17,200,000
Percentage of outstanding common stock owned	51.70%